Post-retirement benefit plans - Schedule of allocation plan assets in percentage (Details)	Dec. 31, 2021
Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation (in percentage)	15.00%
Actual allocation (in percentage)	15.00%
Debt securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation (in percentage)	35.00%
Actual allocation (in percentage)	34.00%
Other
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation (in percentage)	50.00%
Actual allocation (in percentage)	51.00%